Schedule of Investments (unaudited)	iShares® MSCI Finland ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
Finnair Oyj(a)(b)	206,052	$106,643

Auto Components — 1.1%
Nokian Renkaat Oyj	21,874	301,345

Banks — 0.6%
Aktia Bank Oyj	15,468	165,559

Beverages — 0.2%
Anora Group Oyj	4,636	39,915
Kempower OYJ, NVS	1,924	27,203
		67,118
Building Products — 0.7%
Uponor Oyj	11,591	199,005

Chemicals — 1.1%
Kemira Oyj	21,873	298,789

Commercial Services & Supplies — 0.5%
Caverion Oyj	27,347	139,115

Communications Equipment — 13.8%
Nokia OYJ	771,736	3,878,683

Construction & Engineering — 0.5%
YIT Oyj	35,599	147,931

Containers & Packaging — 2.2%
Huhtamaki Oyj	16,385	631,450

Diversified Telecommunication Services — 4.2%
Elisa OYJ	20,820	1,178,267

Electric Utilities — 4.2%
Fortum OYJ	63,774	1,178,771

Entertainment — 0.7%
Remedy Entertainment Oyj	952	30,275
Rovio Entertainment Oyj(c)	17,186	163,031
		193,306
Food & Staples Retailing — 3.5%
Kesko OYJ, Class B	39,179	980,922

Health Care Equipment & Supplies — 0.6%
Revenio Group Oyj	3,340	173,496

Health Care Providers & Services — 0.5%
Oriola Oyj, Class B	59,030	133,081

Insurance — 11.4%
Sampo OYJ, Class A	70,971	3,210,230

IT Services — 1.5%
TietoEVRY Oyj	16,189	409,147

Leisure Products — 0.3%
Harvia Oyj(b)	2,114	75,193

Machinery — 15.3%
Cargotec Oyj, Class B	7,416	275,105
Kone OYJ, Class B	25,654	1,310,069
Konecranes Oyj(a)	10,890	337,557
Metso Outotec Oyj	100,216	935,086
Valmet Oyj	28,239	797,274
Security	Shares	Value

Machinery (continued)
Wartsila OYJ Abp	75,895	$643,860
		4,298,951
Media — 0.8%
Sanoma Oyj	16,880	226,898

Metals & Mining — 1.4%
Outokumpu Oyj	66,432	383,545

Multiline Retail — 0.6%
Puuilo Oyj	6,452	36,650
Tokmanni Group Corp.	10,660	141,388
		178,038
Oil, Gas & Consumable Fuels — 9.1%
Neste OYJ	55,925	2,568,799

Paper & Forest Products — 15.2%
Metsa Board Oyj, Class B	34,200	357,475
Stora Enso OYJ, Class R	62,890	1,219,933
UPM-Kymmene OYJ	75,687	2,688,272
		4,265,680
Pharmaceuticals — 2.6%
Orion OYJ, Class B	17,859	732,839

Professional Services — 0.2%
Talenom Oyj	3,878	46,421

Real Estate Management & Development — 1.9%
Citycon Oyj	20,079	161,151
Kojamo Oyj	19,303	382,164
		543,315
Software — 1.8%
BasWare Oyj(a)	3,614	154,284
QT Group Oyj(a)	2,289	198,400
WithSecure Oyj(a)	30,446	167,676
		520,360
Specialty Retail — 0.6%
Kamux Corp.	3,940	37,731
Musti Group Oyj	7,365	144,593
		182,324
Textiles, Apparel & Luxury Goods — 0.2%
Marimekko Oyj	3,381	49,993
Spinnova Oyj(a)	2,200	17,715
		67,708
Total Common Stocks — 97.7%
(Cost: $33,949,069)		27,482,929

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	108,988	108,988

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	45,000	$45,000
		153,988
Total Short-Term Securities — 0.6%
(Cost: $153,978)		153,988

Total Investments in Securities — 98.3%
(Cost: $34,103,047)		27,636,917

Other Assets Less Liabilities — 1.7%		486,137

Net Assets — 100.0%		$28,123,054

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$143,228	$—	$(34,165	)(a)	$(86)	$11	$108,988	108,988	$2,315	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	165,000	—	(120,000	)(a)	—	—	45,000	45,000	50		—
					$(86)	$11	$153,988		$2,365		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	13	06/17/22	$529	$16,836

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
May 31, 2022

Fair Value Measurements (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$533,434	$26,949,495	$—	$27,482,929
Money Market Funds	153,988	—	—	153,988
	$687,422	$26,949,495	$—	$27,636,917
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$16,836	$—	$16,836

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS                Non-Voting Shares

 3